Share Capital	6 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Share Capital

19.	Share Capital

Authorized share capital

The Company is authorized to issue an unlimited number of common shares without par value.

On May 2, 2025, the Company completed a 1-for-13 reverse stock split of its outstanding common shares. All references to the number of common shares, earnings per share, and per share information in these consolidated financial statements have been retroactively adjusted to reflect the impact of the share split for all periods presented. The total number of common shares outstanding decreased from 101,406,557 to 7,800,497, with no change in total share capital.

Common shares issued and outstanding from June 30, 2024 to December 31, 2025 are as follows:

	Number of common shares	Amount
	#	$
Balance, June 30, 2024	1,982,003	50,127,974
Shares issued on ATM financings	5,842,892	63,274,574
Share issue costs	—	(16,672,731)
Shares issued per agreements	776,535	8,325,336
Shares issued per option agreements	155,730	1,490,860
Share based compensation	14,615	186,031
Treasury shares held for cancellation	(22,919)	(191,898)
Cash paid in lieu on shares consolidation	(689)	(3,740)
Balance, June 30, 2025	8,748,167	106,536,406
Shares issued on ATM financings	6,755,183	50,685,642
Share issue costs	—	(9,269,409)
Balance, December 31, 2025	15,503,350	147,952,639

Share capital transactions for the six months ended December 31, 2025

On April 17, 2025, the Company entered into an ATM Sales Agreement with ThinkEquity LLC (the “Agent”), pursuant to which the Company may offer and sell, from time to time through the Agent, up to US$50,000,000 of common shares of the Company. During the six months ending December 31, 2025, the Company had sold 6,755,183 common shares for gross proceeds of $50,685,642.

In connection with the equity financings above, the Company paid fees and expenses for marketing, commissions, and professional services in the amount of $9,269,409.

Share capital transactions for the year ended June 30, 2025

On August 7, 2024, the Company issued 155,730 common shares in connection with the acquisition of the First Stage Interest with respect to the Engo Valley Uranium Project. These common shares were valued at $1,490,860 based on the Company’s closing share price on the date of issuance.

On August 22, 2024, the Company entered into an ATM Sales Agreement, as amended on October 18, 2024, with the Agent, as sales agent, pursuant to which the Company may offer and sell, from time to time through the Agent, up to US$2,900,000 of common shares of the Company. During the year ended June 30, 2025, the Company has sold 1,009,919 common shares for gross proceeds of $4,081,551 (US $2,897,622).

On December 20, 2024, the Company issued 1,211,538 common shares at a price of US $5.33 per share in a best-efforts public offering, for gross proceeds of $9,276,199 (US $6,457,500).

On December 31, 2024, the Company issued 1,442,307 common shares at a price of US $10.40 per share in a best-efforts public offering, for gross proceeds of $21,583,500 (US $15,000,000).

On January 27, 2025, the Company issued 1,230,769 common shares at a price of US $13.00 per share in a best-efforts public offering for gross proceeds of $23,009,600 (US $16,000,000).

On April 17, 2025, the Company entered into an ATM Sales Agreement with the Agent, pursuant to which the Company may offer and sell, from time to time through the Agent, up to US$50,000,000 of common shares of the Company. During the year ended June 30, 2025, the Company had sold 948,359 common shares for gross proceeds of $5,323,724 (US$3,858,666).

In connection with the equity financings above, the Company paid fees and expenses for marketing, commissions, and professional services in the amount of $16,672,731.

On November 18, 2024, the Company issued 76,923 common shares to 10152300 Manitoba LTD. pursuant to a debt settlement agreement for legal expenses between the parties. These common shares were valued at $308,924 based on the Company’s closing share price on the date of issuance.

The Board of Directors approved the issuance of up to 38,461 shares to settle debts owed to various creditors under a Debt Settlement Agreement. The shares were issued on January 10, 2025. These common shares were valued at $489,627 based on the Company’s closing share price on the date of issuance.

On February 28, 2025, the Company issued 378,461 common shares to 10183923 Manitoba Ltd. and 38,461 common shares to 10152300 Manitoba LTD. pursuant to a debt settlement agreement between the respective parties. These common shares were valued at $5,358,848 and $544,598, respectively, based on the Company’s closing share price on the date of issuance.

On March 12, 2025, the Company issued 123,076 common shares to 10223254 Manitoba Ltd. pursuant to a debt settlement agreement between the parties. These common shares were valued at $838,126 based on the Company’s closing share price on the date of issuance.

On March 13, 2025, the Company issued 121,153 common shares to 10223778 Manitoba Ltd. pursuant to a debt settlement agreement between the parties. These common shares were valued at $785,213 based on the Company’s closing share price on the date of issuance.

On January 10, 2025, 6,923 common shares were granted to directors and committee members. These common shares were valued at $88,120 based on the Company’s closing share price on the date of issuance. The Company also issued 7,692 common shares to the CEO on the exercise of RSUs.

During the year ended June 30, 2025, the Company bought back 22,919 shares for $191,898.